Stockholders' (Deficit) Equity (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Equity [Abstract]
Schedule of Treasury Stock by Class

The following table summarizes the Company’s treasury stock activity as follows:

	THREE MONTHS ENDED September 30, 2016		FISCAL YEAR ENDED June 30, 2016
	Number of shares	Amount	Number of shares	Amount
	(In thousands, except share amounts)
Fiscal year opening balance	1,209,389	$9,806	1,209,389	$9,806
Net shares repurchased for employee tax and option exercise price obligations related to the vesting of restricted stock and the exercise of employee stock options	2,529	3	5,220	11
Net shares repurchased to eliminate fractional shares in July 10, 2015 one share-for-eight shares reverse stock split	—	—	2,284	6
Cancellation of shares repurchased	(2,529)	(3)	(7,504)	(17)

Balance at end of period	1,209,389	$9,806	1,209,389	$9,806

The following table summarizes the Company’s treasury stock activity for the fiscal years ended:

	June 30,
	2016		2015
	Number of shares issued	Amount	Number of shares issued	Amount
	(In thousands, except share amounts)
Fiscal year opening balance	1,209,389	$9,806	1,178,139	$9,344
Shares repurchased from former executive	—	—	31,250	462
Net shares repurchased for employee tax and option exercise price obligations related to the vesting of restricted stock and the exercise of employee stock options	5,220	11	5,981	104
Net shares repurchased to eliminate fractional shares in July 10, 2015 one share for eight shares reverse stock split	2,284	6
Cancellation of shares repurchased	(7,504)	(17)	(5,981)	(104)

Fiscal year closing balance	1,209,389	$9,806	1,209,389	$9,806